NOTE 7 - RELATED PARTY TRANSACTIONS (Detail) (USD $)	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011 sqm	Sep. 30, 2012 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Dec. 31, 2011 Director [Member]	Dec. 31, 2011 Former Director [Member]
Operating Leases, Rent Expense, Net	$ 30,000	$ 99,608
Stock Issued During Period, Shares, New Issues			400,000	2,286,000	1,599,125	1,645,625
Area of Real Estate Property (in Square Meters)		2,395